BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R18.8507(2022 R17.0760)
Year average rate:	R18.0700 (2022 R15.5782)

CAD/USD
Year-end rate:	C$1.3531 (2022 C$1.3111)
Year average rate:	C$1.3469 (2022 C$1.2720)

Disclosure of detailed information of property plant and equipment, capital lease [Table Text Block]
Leasehold Improvements	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years
Office Lease	5 years